Loans - Modified TDRs Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Modified Tdrs Loans [Abstract]
Adjusted interest rates	$ 391	$ 1,433	$ 5,635
Extended maturity dates	2,946
Combination of rate and maturity	207	1,505	2,237
Total	$ 3,544	$ 2,938	$ 7,872